Pension and Other Post-Retirement Benefits	12 Months Ended
Dec. 31, 2023
Notes to Consolidated Financial Statements [Abstract]
Pension and Other Post-Retirement Benefits

 Note 21 | Pension and other post-retirement benefits

We offer the following pension and other post-retirement benefits to qualified employees: defined benefit pension plans; defined contribution pension plans; and health, dental and life insurance, referred to as other post-retirement plans. Substantially all our employees participate in at least one of these plans.

Description of Defined Benefit Pension Plans

	Plan Type	Contributions
United States
  non-contributory,
  guaranteed annual pension payments for life,
  benefits generally depend on years of service and compensation level in the final years leading up to age 65, benefits available starting at age 55 at a reduced rate, and plans provide for maximum pensionable salary and maximum annual benefit limits.
made to meet or exceed minimum funding requirements of the Employee Retirement Income Security Act of 1974 and associated Internal Revenue Service regulations and procedures.
Canada		made to meet or exceed minimum funding requirements based on provincial statutory requirements and associated federal taxation rules.
Supplemental Plans in US and Canada for Senior Management	non-contributory, unfunded, and supplementary pension benefits.	provided for by charges to earnings sufficient to meet the projected benefit obligations, and payments to plans are made as plan payments to retirees occur.

Our defined benefit pension plans are funded with separate funds that are legally separated from the Company and administered through the Pension Committee in each country, which is composed of our employees. The Pension Committee is required by law to act in the best interests of the plan participants and, in the US and Canada, is responsible for the governance of the plans, including setting certain policies (e.g., investment and contribution) of the funds. The current investment policy for each country’s plans generally does not include currency hedging strategies. Plan assets held in trusts are governed by local regulations and practices in each country, as is the nature of the relationship between the Company and the trustees and their composition.

Description of Other Post-Retirement Plans

We provide health care plans for certain eligible retired employees in the US, Canada and Trinidad. Eligibility for these benefits is generally based on a combination of age and years of service at retirement. Certain terms of the plans include coordination with government-provided medical insurance in each country;
  certain unfunded cost-sharing features such as co-insurance, deductibles and co-payments – benefits subject to change;
  for certain plans, maximum lifetime benefits;
  at retirement, the employee’s spouse and certain dependent children may be eligible for coverage;
  benefits are self-insured and are administered through third-party providers; and
  generally, retirees contribute towards annual cost of the plans.

In addition, certain Medicare eligible retired employees in the US receive an annual contribution to a Healthcare Reimbursement Account, which can be used to purchase health benefits through a private exchange. This annual contribution can be used for premiums or to pay deductibles and/or co-insurance. Finally, we provide non-contributory life insurance plans for certain retired employees who meet specific age and service eligibility requirements.

Risks

The defined benefit pension and other post-retirement plans expose us to broadly similar actuarial risks. The most significant risks include investment risk and interest rate risk as discussed below. Other risks include longevity risk.

Investment risk

A deficit will be created if plan assets underperform the discount rate used in the defined benefit obligation valuation. To mitigate investment risk, we employ a diversified mix of return seeking and liability hedging (i.e., fixed income) investments; and
  a risk tolerance established through careful consideration of plan liabilities, plan funded status and corporate financial condition.

Investment risk is measured and monitored on an ongoing basis through quarterly investment portfolio reviews, annual liability measurements and periodic asset/liability studies.

Interest rate risk	A decrease in bond interest rates will increase the pension liability; however, this is generally expected to be partially offset by an increase in the return on the plan’s debt investments.

Financial Information

	2023			2022
		Plan			Plan
	Obligation	Assets	Net	Obligation	Assets	Net
Balance – beginning of year	(1,507)	1,330	(177)	(1,996)	1,731	(265)
Components of defined benefit expense recognized in earnings
Current service cost for benefits earned during the year	(16)	‐	(16)	(27)	‐	(27)
Interest (expense) income	(70)	65	(5)	(60)	52	(8)
Past service cost, including curtailment gains and settlements [1]	76	‐	76	24	(39)	(15)
Foreign exchange rate changes and other	(8)	4	(4)	28	(21)	7
Subtotal of components of defined benefit (recovery) expense recognized in earnings	(18)	69	51	(35)	(8)	(43)
Remeasurements of the net defined benefit liability recognized in OCI during the year
Actuarial gain arising from:
Changes in financial assumptions	7	‐	7	423	‐	423
Changes in demographic assumptions	‐	‐	‐	21	‐	21
(Loss) gain on plan assets (excluding amounts included in net interest)	‐	(30)	(30)	‐	(337)	(337)
Subtotal of remeasurements	7	(30)	(23)	444	(337)	107
Cash flows
Contributions by plan participants	(4)	4	‐	(6)	6	‐
Employer contributions	‐	20	20	‐	24	24
Benefits paid	83	(83)	‐	86	(86)	‐
Subtotal of cash flows	79	(59)	20	80	(56)	24
Balance – end of year [2]	(1,439)	1,310	(129)	(1,507)	1,330	(177)
Balance is composed of:
Non-current assets
Other assets (Note 16)			138			157
Current liabilities
Payables and accrued charges (Note 20)			(15)			(15)
Non-current liabilities
Pension and other post-retirement benefit liabilities			(252)			(319)

1  In 2023, there were design plan changes that resulted in a gain of $80 to other post-retirement pension plans.

2  Obligations arising from funded and unfunded pension plans are $1,266 and $173 (2022 – $1,255 and $252), respectively. Other post-retirement benefit plans have no plan assets and are unfunded.

Plan Assets

As at December 31, the fair value of plan assets of our defined benefit pension plans, by asset category, were as follows:

	2023			2022
	Quoted Prices			Quoted Prices
	in Active			in Active
	Markets for			Markets for
	Identical Assets	Other [1]	Total	Identical Assets	Other [1]	Total
Cash and cash equivalents	30	5	35	93	4	97
Equity securities and equity funds
US	9	115	124	8	107	115
International	‐	9	9	‐	14	14
Debt securities [2]	‐	909	909	‐	841	841
Other	‐	233	233	‐	263	263
Total pension plan assets	39	1,271	1,310	101	1,229	1,330

1  Approximately 96 percent (2022 – 100 percent) of the Other plan assets are held in funds whose fair values are estimated using their net asset value per share. For the majority of these funds, the redemption frequency is immediate. The Pension Committee manages the asset allocation based upon our current liquidity and income needs.

2  Debt securities included US securities of 76 percent (2022 – 77 percent), International securities of 20 percent (2022 – 22 percent) and Mortgage-backed securities of 4 percent (2022 – 1 percent).

We use letters of credit or surety bonds to secure certain Canadian unfunded defined benefit plan liabilities as at December 31, 2023.

We expect to contribute approximately $140 to all pension and post-retirement plans in 2024. Total contributions recognized as expense under all defined contribution plans for 2023 was $139 (2022 – $128).

We used the following significant assumptions to determine the benefit obligations and expense for our significant plans as at and for the year ended December 31. These assumptions are determined by management and are reviewed annually by our independent actuaries.

	Pension		Other
	2023	2022			2023			2022
Assumptions used to determine the benefit obligations [1]:
Discount rate (%)	5.03	5.01			4.81			4.86
Rate of increase in compensation levels (%)	4.28	4.29			n/a			n/a
Medical cost trend rate – assumed (%) [2]	n/a	n/a	4.50	–	6.75	4.50	–	7.00
Medical cost trend rate – year reaches ultimate trend rate	n/a	n/a			2033			2033
Mortality assumptions (years) [3]
Life expectancy at 65 for a male member currently at age 65	20.7	20.6			21.0			20.5
Life expectancy at 65 for a female member currently at age 65	22.9	22.9			23.6			23.2
Average duration of the defined benefit obligations (years) [4]	12.3	12.7			10.6			12.8

1  The current year’s expense is determined using the assumptions that existed at the end of the previous year.

2  We assumed a graded medical cost trend rate starting at 6.75 percent in 2023, moving to 4.50 percent by 2033 (2022 – starting at 7.00 percent, moving to 4.50 percent by 2033). The annual health care reimbursement amount is assumed to increase by 2.00 percent each year.

3  Based on actuarial advice in accordance with the latest available published tables, adjusted where appropriate to reflect future longevity improvements for each country.

4  Weighted average length of the underlying cash flows.

Of the most significant assumptions, a change in discount rates has the greatest potential impact on our pension and other post-retirement benefit plans, with sensitivity to change as follows:

	Change in Assumption	2023	2022
Benefit obligation as reported		1,439	1,507
Discount rate	1.0 percentage point decrease	190	210
	1.0 percentage point increase	(150)	(170)